GOODWILL AND PATENTS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

7. GOODWILL AND PATENTS

The Company recorded goodwill in the amount of $1.8 million in connection with its acquisition of SurgiCount Medical, Inc. In addition, in connection with the SurgiCount acquisition, the Company recorded patents acquired that were valued at $4.7 million.

Patents, net, consist of the following:

	December 31, 2011	December 31, 2010
Patents	$4,684,576	$4,684,576
Accumulated amortization	(2,220,434)	(1,895,493)
	$2,464,142	$2,789,083

The patents are subject to amortization over their original estimated useful life of 14.4 years.  Amortization expense was $325 thousand for the years ended December 31, 2011 and 2010.  The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter:

2012	$324,941
2013	324,941
2014	324,941
2015	324,941
2016	324,941
Thereafter	839,437
Total	$2,464,142